Property and Equipment, Net	12 Months Ended
Dec. 31, 2023
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET
5	PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following:

	As of December 31,
	2022	2023
At cost:
Buildings	96,819	119,314
Leasehold improvement	38,194	12,504
Furniture and office equipment	17,722	22,970
Electronic equipment	24,747	25,433
Vehicles	3,937	4,864
	181,419	185,085
Less: accumulated depreciation	(53,455)	(65,277)
Property and equipment, net	127,964	119,808

As of December 31, 2022, certain furniture and office equipment and electronic equipment of the Group with net book value of RMB19,604, respectively, were pledged pursuant to borrowings under financial arrangement as disclosed in Note 9.

Depreciation of property and equipment were approximately RMB13,594, RMB11,981 and RMB12,903 for the years ended December 31, 2021, 2022 and 2023, respectively, and included in the following captions:

	Years Ended December 31,
	2021	2022	2023
Cost of revenues	9,554	7,994	7,915
General and administrative expenses	4,040	3,987	4,988
Total	13,594	11,981	12,903